Earnings per share	12 Months Ended
Dec. 31, 2022
Earnings per share [abstract]
Earnings per share
3. Earnings per share
The Group presents basic and diluted earnings per share (“EPS”) data for its ordinary shares. Basic EPS is calculated by dividing the profit or loss that is attributable to ordinary shareholders of the Bank by the weighted-average number of ordinary shares outstanding during the period. Diluted EPS is determined by adjusting the profit or loss that is attributable to ordinary shareholders and the weighted-average number of ordinary shares outstanding for the effects of all dilutive potential ordinary shares.
The calculation of the earnings per share is detailed below:

Accounts	December 31, 2022	December 31, 2021	December 31, 2020
Numerator:
Profit attributable to owners of the Bank	58,841,292	18,307,836	29,551,085
Profit attributable to owners of the Bank adjusted to reflect the effect of dilution	58,841,292	18,307,836	29,551,085
Denominator:
Weighted average of outstanding ordinary shares for the year	612,710,079	612,710,079	612,710,079
Weighted average of outstanding ordinary shares for the year adjusted to reflect the effect of dilution	612,710,079	612,710,079	612,710,079
Basic earnings per share (in pesos) (1)	96.0345	29.8801	48.2301
Diluted earnings per share (in pesos) (1)	96.0345	29.8801	48.2301

(1)	Since BBVA Argentina has not issued financial instruments with a dilutive effect on earnings per share, basic and diluted earnings per share are the same.